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THIS IS A CONFIRMING ELECTRONIC FILE COPY ORIGINALLY FILED ON FEBRUARY 27, 1996


            Annual Notice of Securities Sold Pursuant to Rule 24F-2

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                              Please print or type


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  1.  Name and address of issuer:

         CANADA LIFE OF AMERICA SERIES FUND, INC., 330 University Avenue, Toronto, Ontario, Canada  M5G 1R8
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  2.  Name of each series or class of funds for which this notice is filed:

         Money Market, Managed, Bond, Equity, Capital, International Equity Series
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  3.  Investment Company Act File Number:

         Securities Act File Number:  33-28888
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  4.  Last day of fiscal year for which this notice is filed:

         December 31, 1995
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  5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting  securities sold after the close of the fiscal year but before termination of the issuer's  24f-2 declaration:


                                                                                                  [ ]

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  6.  Date of termination of issuer's declaration under rule 24f-2(a)(1); if applicable (see Instruction A.6):

         N/A
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  7.  Number and amount of securities of the same class or series which had been registered under the
      Securities Act of 1933 other than pursuant to rule 24f-2 in prior fiscal year, but which remained unsold at the beginning of the fiscal year

         none
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  8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

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  9.  Number and aggregate sale price of securities sold during the fiscal year:

         $17, 298,680
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  10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         $17,298,680
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  11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         $1,638,566
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  12.  Calculation of registration fee*:

         (i)  Aggregate sale price of securities sold during the fiscal year in reliance                     $ 17,298,680
              on rule 24f-2 (from Item 10):

         (ii) Aggregate price of shares issued in connection with                                            +  1,638,566
              dividend reinvestment plans (from Item 11, if applicable):

        (iii) Aggregate price of shares redeemed or repurchased during the                                   - 12,439,213
              fiscal year (if applicable):

         (iv) Aggregate price of shares redeemed or repurchased and previously                               +          0
              applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

         (v)  Net aggregate price of securities sold and issued during the fiscal year                       $  6,498,033
              in reliance on rule 24f-2 [(line (i) plus line (ii), plus line (iv)], (if applicable):

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other                   x 1/29 of 1%
              applicable law or regulation (see Instruction C.6):


        (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:                                        $   2,240.70



  Instruction:  Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.  See Instruction C.3.

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  13.  Check box if fees are being remitted to the Comission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                                                           [ ]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                                       February 22, 1996
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                                                           Signatures


  This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated

  By (Signature and Title)* :                       /s/ D.V. Rough
                                               ---------------------------
                                                        D.V. Rough


                                               ---------------------------
                                                         Treasurer


  Date :  22 Feb 1996


                          Please print the name and title of the signing officer below the signature.
  *see attached
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         ATTACHMENT

         (1)
                (i)  Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2

                  Series 001 - Money Market Series                                          $6,063,679
                  Series 002 - Managed  Series                                               4,125,099
                  Series 00    Bond Series                                                   1,378,433
                  Series 00    Equity Series                                                 2,087,952
                  Series 005 - Capital Series                                                1,573,194
                  Series 006 - International Equity Series                                   2,070,323
                                                                                           -----------
                               Total                                                       $17,298,680
                                                                                           -----------

         (2)
                (ii) Aggregate price of shares issued in connection with dividend reinvestment plans

                  Series 001 - Money Market Series                                            $216,367
                  Series 002 - Managed  Series                                                 917,854
                  Series 00    Bond Series                                                     231,985
                  Series 00    Equity Series                                                   226,695
                  Series 005 - Capital Series                                                   45,665
                  Series 006 - International Equity Series                                           0
                                                                                           -----------
                               Total                                                       $ 1,638,566
                                                                                           -----------

         (3)
                (iii) Aggregate price of shares redeemed or repurchased during the fiscal year

                  Series 001 - Money Market Series                                          $6,728,647
                  Series 002 - Managed  Series                                               3,478,217
                  Series 00    Bond Series                                                     377,145
                  Series 00    Equity Series                                                 1,413,551
                  Series 005 - Capital Series                                                  439,367
                  Series 006 - International Equity Series                                       2,286
                                                                                           -----------
                               Total                                                       $12,439,213
                                                                                           -----------

                                                                   Shares Authorized     Shares Outstanding
                                                                   ----------------------------------------

         Series 001 - Money Market Series                                 20,000,000           460,872
         Series 002 - Managed  Series                                     20,000,000         1,377,164
         Series 003 - Money Market Series                                 10,000,000            52,523
         Series 004 - Money Market Series                                 10,000,000           610,371
         Series 005 - Capital Series                                      20,000,000           469,715
         Series 006 - International Equity Se                             10,000,000           206,692

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